INCOME TAX	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAX

18. INCOME TAX

a)	Income tax expense

A summary of the Company’s income tax expense is as follows:

	Year ended December 31,
	2025	2024
	$	$
Current tax expense	25,746	27,976
Deferred tax (recovery)	6,732	(424)
Income tax expense	32,478	27,552

A summary of the Company’s reconciliation of income taxes at statutory rates for the year ended December 31, 2025 and 2024, is as follows:

	Year ended December 31,
	2025	2024
	$	$
Income before income taxes	74,700	192,036
Combined federal and provincial statutory income tax rates	27%	27%
Income tax expense at statutory rates	20,169	51,850

Permanent differences	(11,894)	(29,175)
Change due to differences in tax rates	16,188	7,128
Inflation adjustment	(192)	(402)
Change due to foreign translation	(13,148)	29
Deferred tax assets not recognized	14,315	(3,991)
Mexico mining royalty tax	1,396	608
Tax effect of investment in subsidiaries	(4,067)	1,044
Impact of change in accounting estimate	9,215	-
Others	496	461
Income tax expense	32,478	27,552

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

18. INCOME TAX EXPENSE (continued)

b)	Deferred taxes

The significant components of the Company’s deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
	$	$
Trade and other receivables	1,916	1,346
Other liabilities	5,871	5,431
Mineral properties, plant and equipment	12	2,048
Decommissioning and restoration provision	2,671	2,554
Non-capital losses	2,706	2,813
Capital losses	-	4,607
Inventories	-	858
Other assets	-	497
Mining tax	616	128
Other	187	164
Deferred tax assets	13,979	20,446

The significant components of the Company’s deferred tax liabilities are as follows:

	December 31, 2025	December 31, 2024
	$	$
Mineral properties, plant and equipment	(22,570)	(17,773)
Investment in subsidiaries	(1,916)	(5,954)
Inventories	(1,444)	(256)
Trade payables and accrued liabilities	(22)	(160)
COMIBOL initial investment period CAPEX receivable	(3,565)	(7,934)
Other	(2,676)	-
Deferred tax liabilities	(32,193)	(32,077)

The following table reconciles the deferred tax assets and liabilities to the Consolidated Statements of Financial Position:

	December 31, 2025	December 31, 2024
	$	$
Deferred tax assets	6,798	9,602
Deferred tax liabilities	(25,012)	(21,233)
	(18,214)	(11,631)

Deferred tax assets and liabilities that are probable to be utilized are offset if they relate to the same taxable entity and same taxation authority. Future potential tax deductions that do not offset deferred tax liabilities are considered to be deferred tax assets.

As at December 31, 2025, the Company had unrecognized capital losses of approximately $48,424 (December 31, 2024 - $16,355) that arose in Canada, the capital losses can be carried forward indefinitely.

As at December 31, 2025, the Company had unrecognized inflationary adjustments on its investments in subsidiaries of $21,315 (December 31, 2024 – $nil) that arose in Bolivia, the amount can be utilize upon sale of subsidiaries.

As at December 31, 2025 the Company has unrecognized taxable temporary differences of $87,100 (December 31, 2024 - $109,706) for taxes that would be payable on the unremitted earnings of certain subsidiaries of the Company.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)

18. INCOME TAX EXPENSE (continued)

c)	Bolivia uncertain income tax position relating to tax year 2017

As part of the Acquisition, the Company assumed potential pre-acquisition income tax liabilities for Bolivia’s 2017 tax year related to decommissioning and restoration provisions, depreciation of mineral properties, plant and equipment, undeclared income, and non-deductible expenses in the determination of the Bolivian current income tax. In the second quarter of 2023, the Company received notification from the Bolivian tax authorities on its decision to deny an appeal and confirmed the tax reassessment of 132,559 BOB ($15,856), which includes tax interest and penalties. The Company and the Bolivian tax authorities agreed on a financing arrangement (“financing arrangement”) by making an initial deposit of 40,479 BOB ($4,841) (which represents 35% of the total balance) in the second quarter of 2023, and monthly instalments for the remaining balance of 75,175 BOB ($8,992) over the next five years to June 2028.

As the matter relates to income tax, and there was uncertainty over whether the relevant authorities will accept the current tax treatment under the Bolivian tax law, management concluded that it meets the definition of an uncertain tax treatment within the scope of IAS 12 – Income Taxes and IFRIC 23 – Uncertainty over Income Tax Treatments. In accordance with IFRIC 23, an entity shall consider whether it is probable (more likely than not) that a taxation authority will accept an uncertain tax treatment. If an entity concludes it is probable that a taxation authority will accept an uncertain tax treatment, the entity shall determine the taxable income or loss consistent with the tax treatment applied in its income tax filings. Pursuant to the Sinchi Wayra and Illapa acquisition agreements, Glencore has agreed to indemnify the Company for up to a maximum of $25,000, in aggregate, for all claims and liabilities arising from the acquisition. Such indemnification would, subject to such cap and certain conditions, extend to income tax liabilities. In the unlikely event that the Company exhausts all avenues and receives an unfavourable ruling, the Company is indemnified by the acquisition agreements and would not be liable for any income tax liability up to $25,000.

The Company successfully challenged the Bolivian tax authorities’ decision through legal proceedings with the Supreme Court of Justice and the Constitutional Court in Bolivia. On January 7, 2025 the Supreme Court of Justice ruled in favor of the Company by issuing sentence 188/2025 which nullified the previous rulings in favor of the tax authority and requires the tax authority issue a new assessment that is legally compliant. At that point management will determine whether or not to accept the new assessment or challenge it again. The tax authority appealed the decision during the second quarter of 2025, but the appeal was denied in October 2025. Management has concluded that the matter has been resolved, accordingly, the Company believes there is no current tax liability and has not recognized an expense related to this matter as at December 31, 2025.

As at December 31, 2025, the Company has remitted tax instalments totaling $9,356 inclusive of interest and penalties to the Bolivian tax authorities based on the financing arrangement mentioned in the first paragraph above. As the Company believes the current tax owing related to this matter is $nil and the amounts paid will ultimately be refunded to the Company, the total payment made to date of $9,356 has been recognized as “trade and other receivables” (Note 6). On February 27, 2026, the Company filed a formal refund request with the tax authority requesting the refund of the amounts paid. Due to the current legal status of the proceedings, management expects to receive the full amount and no valuation allowance has been recognized.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)